Summary of Significant Accounting Policies - Schedule of Capital Accounts are Translated at their Historical Exchange Rates (Details)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024
Schedule of Capital Accounts are Translated at their Historical Exchange Rates [Abstract]
Period/year-end spot rate	7.783	7.7787
Average rate	7.8126		7.8086